Quarterly Report
September 30, 2024
MFS®  High Yield Portfolio
MFS® Variable Insurance Trust II
HYS-Q3

Portfolio of Investments
9/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 96.0%
Aerospace & Defense – 3.5%
Bombardier, Inc., 7.5%, 2/01/2029 (n)	$514,000	$543,859
Bombardier, Inc., 8.75%, 11/15/2030 (n)	264,000	289,892
Bombardier, Inc., 7.25%, 7/01/2031 (n)	444,000	469,390
Bombardier, Inc., 7%, 6/01/2032 (n)	508,000	531,335
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)	670,000	667,963
Moog, Inc., 4.25%, 12/15/2027 (n)	1,056,000	1,025,500
Spirit AeroSystems, Inc., 9.75%, 11/15/2030 (n)	619,000	690,185
TransDigm, Inc., 5.5%, 11/15/2027	934,000	930,790
TransDigm, Inc., 6.75%, 8/15/2028 (n)	638,000	656,686
TransDigm, Inc., 4.625%, 1/15/2029	569,000	549,447
TransDigm, Inc., 6.375%, 3/01/2029 (n)	437,000	450,862
TransDigm, Inc., 6.875%, 12/15/2030 (n)	1,490,000	1,560,292
		$8,366,201
Airlines – 0.9%
Air Canada, 3.875%, 8/15/2026 (n)	$812,000	$790,714
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/2029 (n)	1,097,250	1,095,431
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 11%, 4/15/2029 (n)	298,650	299,845
		$2,185,990
Asset-Backed & Securitized – 0.0%
COBALT CMBS Commercial Mortgage Trust, 2006-2A, “F”, CDO, FLR, 5.627% ((SOFR - 3mo. + 0.26161%) + 1.3% Cash or PIK), 4/26/2050 (a)(n)(p)	$1,406,626	$141
Automotive – 1.9%
Allison Transmission, Inc., 3.75%, 1/30/2031 (n)	$1,352,000	$1,229,231
Clarios Global LP/Clarios U.S. Finance Co., 8.5%, 5/15/2027 (n)	725,000	727,361
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 5/15/2028 (n)	395,000	407,148
Dealer Tire LLC/DT Issuer LLC, 8%, 2/01/2028 (n)	563,000	560,477
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)	808,000	711,029
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)	627,000	545,398
Wabash National Corp., 4.5%, 10/15/2028 (n)	352,000	322,472
		$4,503,116
Broadcasting – 1.1%
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)	$800,000	$831,474
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)	780,000	754,119
Univision Communications, Inc., 8%, 8/15/2028 (n)	282,000	288,335
Univision Communications, Inc., 8.5%, 7/31/2031 (n)	699,000	700,561
		$2,574,489
Brokerage & Asset Managers – 1.3%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)	$823,000	$843,737
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)	755,000	803,483
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)	353,000	335,246
Hightower Holding LLC, 6.75%, 4/15/2029 (n)	455,000	436,342
Hightower Holding LLC, 9.125%, 1/31/2030 (n)	107,000	111,668
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	496,000	467,442
		$2,997,918
Building – 4.7%
ABC Supply Co., Inc., 3.875%, 11/15/2029 (n)	$827,000	$773,150
BCPE Ulysses Intermediate, Inc., 7.75% (7.75% Cash or 8.5% PIK), 4/01/2027 (n)(p)	205,000	202,822
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (n)	592,000	523,832
Cornerstone Building Brands, Inc., 9.5%, 8/15/2029 (n)	214,000	219,789
Foundation Building Materials LLC, 6%, 3/01/2029 (n)	862,000	759,082

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – continued
GYP Holding III Corp., 4.625%, 5/01/2029 (n)	$1,148,000	$1,094,375
Knife River Corp., 7.75%, 5/01/2031 (n)	715,000	760,206
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)	496,000	469,021
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)	220,000	228,058
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)	864,000	839,228
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)	873,000	852,484
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	309,000	315,644
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	933,000	934,831
SRM Concrete, 8.875%, 11/15/2031 (n)	618,000	666,633
Standard Building Solutions, Inc., 6.5%, 8/15/2032 (n)	357,000	369,657
Standard Industries, Inc., 4.75%, 1/15/2028 (n)	506,000	495,622
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	1,032,000	976,791
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	822,000	829,667
		$11,310,892
Business Services – 1.0%
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)	$711,000	$705,645
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	667,000	664,319
Iron Mountain, Inc., 5.625%, 7/15/2032 (n)	576,000	574,522
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/2032 (n)	498,000	519,930
		$2,464,416
Cable TV – 5.7%
Cable One, Inc., 4%, 11/15/2030 (n)	$957,000	$762,848
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)	751,000	739,146
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	2,365,000	2,175,414
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	1,657,000	1,502,033
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)	686,000	562,698
CSC Holdings LLC, 5.375%, 2/01/2028 (n)	900,000	758,131
CSC Holdings LLC, 5.75%, 1/15/2030 (n)	845,000	437,403
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	400,000	291,502
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)	325,000	326,931
DISH DBS Corp., 7.75%, 7/01/2026	505,000	438,240
DISH DBS Corp., 5.125%, 6/01/2029	609,000	408,594
DISH Network Corp., 11.75%, 11/15/2027 (n)	452,000	474,388
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)	882,000	807,055
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	416,000	406,401
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	905,000	795,970
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)	1,061,000	1,022,552
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	1,745,000	1,608,521
		$13,517,827
Chemicals – 2.7%
Cerdia Finanz GmbH, 9.375%, 10/03/2031 (n)	$533,000	$543,660
Chemours Co., 4.625%, 11/15/2029 (n)	1,043,000	934,023
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)	573,000	484,352
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	1,128,000	1,075,308
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)	847,000	823,826
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)	977,000	939,439
SNF Group SACA, 3.375%, 3/15/2030 (n)	1,301,000	1,172,455
Windsor Holdings III, LLC, 8.5%, 6/15/2030 (n)	438,000	468,519
		$6,441,582
Computer Software – 0.9%
Amentum Escrow Corp., 7.25%, 8/01/2032 (n)	$498,000	$519,729
Cloud Software Group, Inc., 8.25%, 6/30/2032 (n)	563,000	588,503
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)	472,000	469,999
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)	652,000	638,667
		$2,216,898

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – 1.1%
Sabre GLBL, Inc., 8.625%, 6/01/2027 (n)		$428,000	$420,991
Sabre GLBL, Inc., 11.25%, 12/15/2027 (n)		282,000	292,619
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		1,460,000	1,459,368
Virtusa Corp., 7.125%, 12/15/2028 (n)		472,000	446,911
			$2,619,889
Conglomerates – 2.6%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		$580,000	$559,435
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		1,408,000	1,352,956
Chart Industries, Inc., 9.5%, 1/01/2031 (n)		547,000	596,187
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		961,000	990,882
Gates Corp., 6.875%, 7/01/2029 (n)		429,000	444,381
Husky Injection Molding Systems Ltd., 9%, 2/15/2029 (n)		400,000	417,404
Madison IAQ LLC, 5.875%, 6/30/2029 (n)		799,000	777,877
TriMas Corp., 4.125%, 4/15/2029 (n)		1,225,000	1,173,086
			$6,312,208
Construction – 1.4%
Beazer Homes USA, Inc., 7.5%, 3/15/2031 (n)		$868,000	$900,673
Empire Communities Corp., 9.75%, 5/01/2029 (n)		647,000	690,799
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		435,000	432,441
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		485,000	464,340
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		875,000	851,959
			$3,340,212
Consumer Products – 2.0%
Acushnet Co., 7.375%, 10/15/2028 (n)		$711,000	$749,503
Amer Sports Co., 6.75%, 2/16/2031 (n)		960,000	984,072
HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.625%, 7/15/2030 (n)		853,000	886,298
Perrigo Finance Unlimited Co., 6.125%, 9/30/2032		493,000	496,806
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		1,009,000	1,000,231
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		701,000	642,017
			$4,758,927
Consumer Services – 3.8%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		$1,350,000	$1,352,904
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)		465,000	415,549
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		804,000	688,436
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		1,269,000	1,190,665
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		1,037,000	1,038,363
Match Group Holdings II LLC, 5%, 12/15/2027 (n)		692,000	684,034
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)		696,000	676,706
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		349,000	291,101
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		617,000	492,034
Service Corp. International, 5.75%, 10/15/2032		475,000	478,110
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		1,097,000	1,018,987
TriNet Group, Inc., 7.125%, 8/15/2031 (n)		140,000	145,857
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)		714,000	710,118
			$9,182,864
Containers – 1.8%
ARD Finance S.A., 6.5% (6.5% Cash or 7.25% PIK), 6/30/2027 (n)(p)		$312,000	$68,979
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)		900,000	823,841
Ball Corp., 2.875%, 8/15/2030		985,000	876,664
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		704,000	659,199
Crown Americas LLC, 5.25%, 4/01/2030		450,000	454,342
Titan Holdings II B.V., 5.125%, 7/15/2029	EUR	478,000	540,067
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)		$834,000	836,016
			$4,259,108

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Electrical Equipment – 0.1%
CommScope Technologies LLC, 5%, 3/15/2027 (n)		$178,000	$148,707
Electronics – 1.0%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)		$383,000	$390,107
Entegris, Inc., 4.375%, 4/15/2028 (n)		602,000	580,923
Entegris, Inc., 3.625%, 5/01/2029 (n)		574,000	536,463
Sensata Technologies B.V., 5.875%, 9/01/2030 (n)		580,000	582,302
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)		198,000	189,222
			$2,279,017
Emerging Market Quasi-Sovereign – 0.1%
Eustream A.S. (Slovak Republic), 1.625%, 6/25/2027	EUR	187,000	$192,833
Energy - Independent – 4.2%
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)		$643,000	$668,379
Civitas Resources, Inc., 8.625%, 11/01/2030 (n)		234,000	247,918
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)		540,000	571,611
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		1,340,000	1,308,243
Encino Acquisition Partners Holdings LLC, 8.75%, 5/01/2031 (n)		648,000	681,524
Gulfport Energy Corp., 6.75%, 9/01/2029 (n)		563,000	569,585
Matador Resources Co., 6.875%, 4/15/2028 (n)		804,000	817,742
Matador Resources Co., 6.5%, 4/15/2032 (n)		294,000	293,580
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)		1,078,000	1,076,989
Permian Resources Operating LLC, 7%, 1/15/2032 (n)		469,000	487,916
Permian Resources Operating LLC, 6.25%, 2/01/2033 (n)		233,000	236,759
Sitio Royalties Operating Partnership LP, 7.875%, 11/01/2028 (n)		944,000	987,522
SM Energy Co., 6.5%, 7/15/2028		537,000	536,410
SM Energy Co., 7%, 8/01/2032 (n)		246,000	246,951
Vital Energy, Inc., 7.875%, 4/15/2032 (n)		726,000	703,283
Wildfire Intermediate Holdings LLC, 7.5%, 10/15/2029 (n)		561,000	552,053
			$9,986,465
Energy - Integrated – 0.3%
Citgo Petroleum Corp., 8.375%, 1/15/2029 (n)		$754,000	$784,576
Entertainment – 3.9%
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)		$283,000	$285,619
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)		925,000	936,796
Carnival Corp. PLC, 6%, 5/01/2029 (n)		527,000	533,956
Carnival Corp. PLC, 5.75%, 1/15/2030 (n)	EUR	344,000	410,034
Cinemark USA, Inc., 7%, 8/01/2032 (n)		$429,000	447,858
Motion Bondco DAC, 6.625%, 11/15/2027 (n)		562,000	534,486
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)		782,000	782,048
NCL Corp. Ltd., 6.25%, 3/01/2030 (n)		703,000	702,219
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)		661,000	666,925
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)		528,000	534,695
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)		351,000	355,607
Royal Caribbean Cruises Ltd., 6%, 2/01/2033 (n)		547,000	560,776
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)		637,000	621,621
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)		933,000	966,218
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)		297,000	296,793
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)		782,000	779,423
			$9,415,074
Financial Institutions – 3.7%
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)		$874,696	$815,654
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)		865,000	925,035
Encore Capital Group, Inc., 9.25%, 4/01/2029 (n)		519,000	558,418
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)		732,000	738,534

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)		$348,000	$361,727
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)		786,000	782,716
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)		504,000	542,968
FTAI Aviation Ltd., 7%, 6/15/2032 (n)		289,000	303,364
Jefferson Capital Holdings LLC, 9.5%, 2/15/2029 (n)		670,000	715,353
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)		1,245,000	1,245,143
OneMain Finance Corp., 7.125%, 3/15/2026		933,000	952,514
OneMain Finance Corp., 5.375%, 11/15/2029		497,000	477,603
OneMain Finance Corp., 7.5%, 5/15/2031		503,000	517,774
			$8,936,803
Food & Beverages – 3.4%
B&G Foods, Inc., 8%, 9/15/2028 (n)		$849,000	$888,096
Chobani LLC/Chobani Finance Corp., 7.625%, 7/01/2029 (n)		567,000	595,419
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)		447,000	474,207
Fiesta Purchaser, Inc., 9.625%, 9/15/2032 (n)		448,000	463,742
Performance Food Group Co., 5.5%, 10/15/2027 (n)		946,000	943,315
Performance Food Group, Inc., 6.125%, 9/15/2032 (n)		464,000	474,141
Post Holdings, Inc., 5.625%, 1/15/2028 (n)		272,000	274,310
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		1,178,000	1,127,181
Post Holdings, Inc., 6.25%, 10/15/2034 (n)		241,000	242,519
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)		1,261,000	1,209,005
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)		1,221,000	1,190,396
US Foods Holding Corp., 5.75%, 4/15/2033 (n)		184,000	184,198
			$8,066,529
Gaming & Lodging – 4.5%
Caesars Entertainment, Inc., 7%, 2/15/2030 (n)		$999,000	$1,043,651
CCM Merger, Inc., 6.375%, 5/01/2026 (n)		760,000	758,910
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)		1,446,000	1,447,584
Flutter Treasury DAC, 5%, 4/29/2029 (n)	EUR	302,000	346,373
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)		$200,000	207,085
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030		1,510,000	1,489,972
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)		553,000	499,593
Las Vegas Sands Corp., 6.2%, 8/15/2034		338,000	353,929
Melco Resorts Finance Limited, 5.375%, 12/04/2029		506,000	472,695
Studio City Finance Ltd., 5%, 1/15/2029 (n)		439,000	403,561
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)		1,235,000	1,191,302
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)		849,000	830,095
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		607,000	589,331
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)		847,000	836,830
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/2031 (n)		361,000	389,482
			$10,860,393
Industrial – 1.5%
Albion Financing 1 S.à r.l., 6.125%, 10/15/2026 (n)		$400,000	$401,294
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)		540,000	554,131
APi Escrow Corp., 4.75%, 10/15/2029 (n)		1,267,000	1,214,980
Williams Scotsman, Inc., 4.625%, 8/15/2028 (n)		1,067,000	1,037,087
Williams Scotsman, Inc., 6.625%, 6/15/2029 (n)		354,000	364,474
			$3,571,966
Insurance - Property & Casualty – 4.3%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/01/2029 (n)		$442,000	$456,075
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)		140,000	135,026
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)		539,000	517,581
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)		582,000	598,059
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.5%, 10/01/2031 (n)		1,061,000	1,072,126
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)		856,000	820,813

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Ardonagh Finco Ltd., 7.75%, 2/15/2031 (n)	$992,000	$1,025,453
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	661,000	636,355
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)	1,000,000	1,052,206
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	504,000	503,907
Hub International Ltd., 5.625%, 12/01/2029 (n)	362,000	355,047
Hub International Ltd., 7.25%, 6/15/2030 (n)	1,013,000	1,055,425
Hub International Ltd., 7.375%, 1/31/2032 (n)	499,000	515,265
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	916,000	960,801
Ryan Specialty LLC, 5.875%, 8/01/2032 (n)	565,000	574,413
		$10,278,552
Machinery & Tools – 1.1%
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)	$1,421,000	$1,513,379
Terex Corp., 5%, 5/15/2029 (n)	584,000	570,015
Terex Corp., 6.25%, 10/15/2032 (n)	69,000	69,000
The Manitowoc Co., Inc., 9.25%, 10/01/2031 (n)	494,000	506,350
		$2,658,744
Major Banks – 0.2%
Toronto-Dominion Bank, 8.125% to 10/31/2027, FLR (CMT - 5yr. + 4.075%) to 10/31/2082	$443,000	$475,256
Medical & Health Technology & Services – 6.5%
180 Medical, Inc., 3.875%, 10/15/2029 (n)	$920,000	$871,653
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	1,336,000	1,305,796
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)	625,000	660,937
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	1,310,000	1,233,077
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	531,000	532,700
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	410,000	350,559
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	1,656,000	1,524,026
Concentra, Inc., 6.875%, 7/15/2032 (n)	640,000	672,968
Encompass Health Corp., 5.75%, 9/15/2025	188,000	187,498
Encompass Health Corp., 4.75%, 2/01/2030	853,000	833,741
Encompass Health Corp., 4.625%, 4/01/2031	286,000	273,859
IQVIA, Inc., 5%, 5/15/2027 (n)	1,310,000	1,302,020
IQVIA, Inc., 6.5%, 5/15/2030 (n)	600,000	626,009
Lifepoint Health, Inc., 9.875%, 8/15/2030 (n)	366,000	402,968
Lifepoint Health, Inc., 11%, 10/15/2030 (n)	447,000	504,389
Lifepoint Health, Inc., 10%, 6/01/2032 (n)	548,000	602,453
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)	658,000	686,803
Tenet Healthcare Corp., 6.125%, 10/01/2028	593,000	597,735
Tenet Healthcare Corp., 4.375%, 1/15/2030	538,000	516,175
Tenet Healthcare Corp., 6.125%, 6/15/2030	1,158,000	1,176,924
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)	583,000	603,848
		$15,466,138
Medical Equipment – 1.2%
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)	$794,000	$878,824
Medline Borrower LP, 3.875%, 4/01/2029 (n)	363,000	343,675
Medline Borrower LP, 5.25%, 10/01/2029 (n)	1,011,000	991,976
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)	577,000	594,501
		$2,808,976
Metals & Mining – 2.3%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$815,000	$732,373
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	2,155,000	2,013,642
Novelis Corp., 3.25%, 11/15/2026 (n)	640,000	617,583
Novelis Corp., 4.75%, 1/30/2030 (n)	805,000	780,452
Novelis Corp., 3.875%, 8/15/2031 (n)	468,000	427,828
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)	530,294	393,086

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)		$592,000	$621,290
			$5,586,254
Midstream – 6.2%
Delek Logistics Partners LP/Delek Logistics Corp., 8.625%, 3/15/2029 (n)		$632,000	$664,956
DT Midstream, Inc., 4.125%, 6/15/2029 (n)		760,000	726,971
DT Midstream, Inc., 4.375%, 6/15/2031 (n)		1,066,000	1,009,079
EQM Midstream Partners LP, 5.5%, 7/15/2028		1,184,000	1,199,872
EQM Midstream Partners LP, 6.375%, 4/01/2029 (n)		294,000	303,560
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)		950,000	956,470
NuStar Logistics LP, 6.375%, 10/01/2030		876,000	908,957
Prairie Acquiror LP, 9%, 8/01/2029 (n)		560,000	578,190
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)		569,000	554,357
Sunoco LP, 7.25%, 5/01/2032 (n)		866,000	917,975
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)		1,182,000	1,144,385
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)		386,000	390,353
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)		819,000	773,981
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)		750,000	697,297
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)		642,000	669,298
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)		824,000	928,240
Venture Global LNG, Inc., 7%, 1/15/2030 (n)		357,000	364,717
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		1,063,000	1,122,449
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)		877,000	888,953
			$14,800,060
Network & Telecom – 0.8%
Frontier Communications Holdings LLC, 6.75%, 5/01/2029 (n)		$492,000	$495,468
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		1,027,000	1,044,784
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)	EUR	334,000	395,029
			$1,935,281
Oil Services – 0.6%
Nabors Industries, Inc., 8.875%, 8/15/2031 (n)		$715,000	$680,162
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		850,000	875,459
			$1,555,621
Pharmaceuticals – 0.9%
1375209 B.C. Ltd., 9%, 1/30/2028 (n)		$358,000	$354,819
Bausch Health Co., Inc., 4.875%, 6/01/2028 (n)		340,000	266,050
Bausch Health Co., Inc., 5.25%, 1/30/2030 (n)		304,000	170,240
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)		589,000	566,375
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)		851,000	801,745
			$2,159,229
Pollution Control – 0.8%
GFL Environmental, Inc., 4%, 8/01/2028 (n)		$885,000	$849,948
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		230,000	241,231
Stericycle, Inc., 3.875%, 1/15/2029 (n)		751,000	748,234
Wrangler Holdco Corp., 6.625%, 4/01/2032 (n)		144,000	149,677
			$1,989,090
Precious Metals & Minerals – 0.9%
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		$356,000	$345,706
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		886,000	884,387
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		994,000	985,423
			$2,215,516
Real Estate - Healthcare – 0.1%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 5%, 10/15/2027		$274,000	$245,799

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Other – 1.2%
Park Intermediate Holdings LLC, 4.875%, 5/15/2029 (n)		$715,000	$693,744
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		1,206,000	1,261,933
XHR LP, REIT, 4.875%, 6/01/2029 (n)		900,000	862,640
			$2,818,317
Restaurants – 0.8%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)		$423,000	$435,165
1011778 B.C. ULC/New Red Finance, Inc., 4%, 10/15/2030 (n)		508,000	468,448
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		774,000	721,103
New Red Finance, Inc., 5.625%, 9/15/2029 (n)		348,000	353,028
			$1,977,744
Retailers – 1.6%
L Brands, Inc., 6.625%, 10/01/2030 (n)		$565,000	$575,983
Macy's Retail Holdings LLC, 5.875%, 4/01/2029 (n)		544,000	536,927
Maxeda DIY Holding B.V., 5.875%, 10/01/2026	EUR	450,000	397,428
Parkland Corp., 4.625%, 5/01/2030 (n)		$1,299,000	1,225,023
Parkland Corp., 6.625%, 8/15/2032 (n)		142,000	144,155
Penske Automotive Group Co., 3.75%, 6/15/2029		963,000	898,180
			$3,777,696
Specialty Stores – 1.1%
Carvana Co., 12% (9% Cash or 12% PIK) to 8/15/2025, 9% Cash to 12/01/2028 (n)(p)		$285,000	$299,308
Carvana Co., 14% (9% Cash or 14% PIK) to 8/15/2025, 9% Cash to 6/01/2031 (n)(p)		556,086	655,023
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		402,000	296,720
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		451,000	262,375
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		1,025,000	1,011,845
			$2,525,271
Supermarkets – 0.4%
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		$932,000	$969,196
Telecommunications - Wireless – 1.4%
Altice France S.A., 5.5%, 1/15/2028 (n)		$681,000	$495,190
Altice France S.A., 5.125%, 7/15/2029 (n)		270,000	189,869
SBA Communications Corp., 3.875%, 2/15/2027		690,000	672,452
SBA Communications Corp., 3.125%, 2/01/2029		1,315,000	1,215,448
Zegona Finance PLC, 6.75%, 7/15/2029 (n)	EUR	100,000	116,185
Zegona Finance PLC, 8.625%, 7/15/2029 (n)		$731,000	780,342
			$3,469,486
Telephone Services – 0.3%
Level 3 Financing, Inc., 11%, 11/15/2029 (n)		$352,608	$390,540
Level 3 Financing, Inc., 3.875%, 10/15/2030 (n)		387,869	284,219
			$674,759
Transportation - Services – 0.3%
Avis Budget Finance PLC, 7.25%, 7/31/2030 (n)	EUR	613,000	$681,508
Utilities - Electric Power – 3.7%
Calpine Corp., 4.5%, 2/15/2028 (n)		$1,123,000	$1,096,485
Calpine Corp., 5.125%, 3/15/2028 (n)		783,000	772,111
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)		579,000	568,139
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		1,603,000	1,467,819
Clearway Energy Operating LLC, 3.75%, 1/15/2032 (n)		232,000	209,938
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)		914,000	892,978
NextEra Energy, Inc., 7.25%, 1/15/2029 (n)		507,000	534,570
PG&E Corp., 5.25%, 7/01/2030		844,000	838,258
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		750,000	750,369

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		$1,189,000	$1,176,328
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		478,000	457,464
			$8,764,459
Utilities - Gas – 0.2%
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	366,000	$374,942
EP Infrastructure A.S., 1.816%, 3/02/2031		108,000	103,590
			$478,532
Total Bonds			$229,606,525
Exchange-Traded Funds – 1.0%
Special Products & Services – 1.0%
iShares iBoxx $ High Yield Corporate Bond ETF		30,400	$2,441,120
Common Stocks – 0.2%
Cable TV – 0.1%
Intelsat Emergence S.A. (a)		7,661	$235,576
Oil Services – 0.1%
LTRI Holdings LP (a)(u)		1,115	$253,740
Total Common Stocks			$489,316
	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)	GBP 1.14	N/A	11,113	$5,200

Investment Companies (h) – 2.0%
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 5.07% (v)	4,754,441	$4,755,868
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
Russell 2000 Index – December 2024 @ $1,500	Put	Exchange Traded	$ 5,574,925	25	$6,500
Other Assets, Less Liabilities – 0.8%	1,883,708
Net Assets – 100.0%	$239,188,237
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,755,868 and $232,548,661, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $208,523,621, representing 87.2% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CDI	Interbank Deposit Certificates

Portfolio of Investments (unaudited) – continued
CDO	Collateralized Debt Obligation
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 9/30/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	248,932	USD	276,307	UBS AG	10/18/2024	$973
GBP	111,176	USD	143,815	HSBC Bank	10/18/2024	4,821
GBP	154,836	USD	198,716	JPMorgan Chase Bank N.A.	10/18/2024	8,291
GBP	190,714	USD	245,074	State Street Bank Corp.	10/18/2024	9,900
						$23,985
Liability Derivatives
USD	109,093	EUR	100,000	State Street Bank Corp.	10/18/2024	$(2,295)
USD	3,855,285	EUR	3,525,602	UBS AG	10/18/2024	(71,803)
USD	493,467	GBP	379,718	Merrill Lynch International	10/18/2024	(14,194)
						$(88,292)
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,441,120	$6,500	$253,740	$2,701,360
Luxembourg	—	235,576	—	235,576
United Kingdom	—	5,200	—	5,200
Non - U.S. Sovereign Debt	—	192,833	—	192,833
U.S. Corporate Bonds	—	189,872,039	—	189,872,039
Commercial Mortgage-Backed Securities	—	141	—	141
Foreign Bonds	—	39,541,512	—	39,541,512
Mutual Funds	4,755,868	—	—	4,755,868
Total	$7,196,988	$229,853,801	$253,740	$237,304,529
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$23,985	$—	$23,985
Forward Foreign Currency Exchange Contracts – Liabilities	—	(88,292)	—	(88,292)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 12/31/23	$397,130
Change in unrealized appreciation or depreciation	(143,390)
Balance as of 9/30/24	$253,740
At September 30, 2024, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,400,101	$45,601,989	$47,247,254	$809	$223	$4,755,868
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$200,630	$—